Business Segments (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Nov. 26, 2016 reportable_segments	Aug. 27, 2016 USD ($)	May 28, 2016 USD ($)	Feb. 27, 2016 USD ($)	Nov. 28, 2015 USD ($)	Aug. 29, 2015 USD ($)	May 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 29, 2014 USD ($)	Aug. 27, 2016 USD ($) reportable_segments	Aug. 29, 2015 USD ($)	Aug. 30, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | reportable_segments										1
Net revenues		$ 263,254	$ 272,077	$ 225,672	$ 214,223	$ 251,049	$ 266,510	$ 234,543	$ 224,403	$ 975,226	$ 976,505	$ 945,163
Purchases of property and equipment										24,551	16,573	10,476
Assets		390,718				362,174				390,718	362,174
Net income		13,146	$ 14,438	$ 9,354	$ 8,558	11,717	$ 11,502	$ 8,096	$ 9,895	45,496	41,210	45,053
Interest expense										0	10	0
Provision for income taxes										20,702	18,324	19,624
Depreciation and amortization										5,745	4,513	3,997
EBITDA										71,943	64,057	68,674
Postretirement health care benefit income										(6,124)	(4,073)	(4,573)
Legal settlement										(3,400)	0	0
Transaction costs										355	0	0
Non-operating income										(457)	(115)	(768)
Adjusted EBITDA										62,317	59,869	63,333
Motorized [Member]
Segment Reporting Information [Line Items]
Net revenues										885,814	904,821	887,040
Towable [Member]
Segment Reporting Information [Line Items]
Net revenues										89,412	71,684	58,123
Operating Segments [Member] | Motorized [Member]
Segment Reporting Information [Line Items]
Purchases of property and equipment										23,920	10,923	10,383
Assets		368,941				339,392				368,941	339,392
Adjusted EBITDA										57,365	57,102	61,974
Operating Segments [Member] | Towable [Member]
Segment Reporting Information [Line Items]
Purchases of property and equipment										631	5,650	93
Assets		$ 21,777				$ 22,782				21,777	22,782
Adjusted EBITDA										$ 4,952	$ 2,767	$ 1,359
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of reportable segments | reportable_segments	2